Related Party Obligations (Details Narrative) 10-Q - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	May 01, 2017	Apr. 23, 2012	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Operating Leased Assets [Line Items]
Operating leases, net rent expense			$ 25,700	$ 20,700	$ 27,600	$ 30,600
Lease Agreement [Member] | One World Ranches [Member]
Operating Leased Assets [Line Items]
Lease description		The original term of the lease was from May 1, 2012 to May 1, 2017. In May 2017, the Company extended the lease through May 1, 2020.
Lease expiration date	May 01, 2020
Lease Agreement [Member] | One World Ranches [Member] | Until May 1, 2017 [Member]
Operating Leased Assets [Line Items]
Payments for rent per month		$ 2,300
Lease Agreement [Member] | One World Ranches [Member] | After May 1, 2017 [Member]
Operating Leased Assets [Line Items]
Payments for rent per month		$ 2,600